File Nos. 333-213191/811-04909

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒

(Check appropriate box or boxes.)
SYMETRA SEPARATE ACCOUNT SL
(Exact Name of Registrant)
Symetra Life Insurance Company
(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA	98004
(Address of Depositor's Principal Executive Offices)	(Zip Code)
Depositor’s Telephone Number, including Area Code (425) 256-8000
Name and Address of Agent for Service

Rachel Dobrow Stone
Symetra Life Insurance Company
Senior Counsel
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On November 5, 2019 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	On pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered:
Units of interest in a separate account under individual flexible premium variable life insurance policies.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 (“Amendment”) to the Registration Statement on Form N-6 for Symetra Separate Account SL is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 4 to November 5, 2019. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission on August 9, 2019 (ACCESSION NUMBER: 0000806180-19-000029).

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 7th day of October, 2019.

Symetra Separate Account SL
Registrant

By:    Symetra Life Insurance Company

By:    /s/ Margaret A. Meister
Margaret A. Meister, Director

Symetra Life Insurance Company
Depositor

By:    /s/ Margaret A. Meister
Margaret A. Meister, Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

NAME                            TITLE

/s/ Jacqueline M. Veneziani            Director, General Counsel, Senior Vice President and Secretary
Jacqueline M. Veneziani

/s/ Mark E. Hunt                     Director and Executive Vice President
Mark E. Hunt

/s/ Margaret A. Meister                 Director and President (Principal Executive Officer)
Margaret A. Meister

/s/ Tommie D. Brooks                Director, Chief Financial Officer,

Tommie D. Brooks	Executive Vice President (Principal Accounting Officer & Principal Financial Officer)

/s/ Muneo Sasagawa                Director
Muneo Sasagawa

/s/ Masato Naitoh                    Director
Masato Naitoh